Treasury Stock (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Shares Held as Treasury Stock and Related Carrying Value

The following table summarizes shares held as treasury stock and their related carrying value at December 31 :

(in thousands)	Number of Treasury Shares	Treasury Shares Cost
2013	15,073	$326,996
2012	15,440	287,301
2011	12,829	225,034

Purchases of Common Stock on Monthly Basis

The following table sets forth information regarding the Company’s purchases of its common stock on a monthly basis during the three months ended December 31, 2013:

(in thousands, except per share data)	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Cumulative shares Purchased as Part of Publicly announced Plans or Programs	Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs
October 2013	—	$—	12,893	7,107
November 2013	—	—	12,893	7,107
December 2013	3,100	31.48	15,993	4,007

Total	3,100	$31.48